LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

		Year ended December 31
		2022	2021

		Number of shares

Weighted average number of shares of Common Stock outstanding attributable to shareholders		528,776	363,739
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	*	33,533	27,518

(*)	The effect of the inclusion of option and convertible loans in 2022 and 2021 is anti-dilutive.